Income Tax -Loss before taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax -loss Before Taxes Details
Hong Kong	$ (65)	$ (1,495)	$ (3,509)
PRC	148	1,337	2,832
Others	(20)	(63)	(48)
Total	$ 73	$ (221)	$ (725)